Other Receivables and Prepayments - Schedule of Other Receivables and Prepayments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Receivables and Prepayments [Abstract]
Prepaid insurance	$ 93,844	$ 17,794	$ 33,815
Prepaid service fee	60,393	50,538	46,303
Rental deposits	75,221	4,206
Other receivables	13,659	4,545	22,275
Others	5,729	8,233
Total	$ 248,846	$ 85,316	$ 422,071